Investor A Institutional [Member] Investment Objectives and Goals - Investor A, Institutional - iShares Short-Term TIPS Bond Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About iShares Short-Term TIPS Bond Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of iShares Short-Term TIPS Bond Index Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek to track the investment results of an index composed of U.S. 0-5 Year Treasury Inflation-Protected Securities (“TIPS”).